Goodwill and Intangible Assets (Changes in Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Roll Forward]
Beginning balance	$ 790,405	$ 853,872
Additions	9,677	17,296
Acquisitions	103,130	72,448
Amortization	(132,890)	(126,883)	(133,100)
Impairment losses	(8,711)	(19,696)
Foreign currency translation adjustments	(34,697)	(6,632)
Ending balance	726,914	790,405	853,872
Goodwill [Roll Forward]
Beginning balance	1,855,691	1,759,898
Additions	0	0
Acquisitions	99,846	119,185
Amortization	0	0
Impairment losses	0	0
Foreign currency translation adjustments	(67,574)	(23,392)
Ending balance	$ 1,887,963	$ 1,855,691	$ 1,759,898